Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2013, 2014 and 2015:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Services provided to:
- Upwise	—	143	204	31
- DCS	—	18	73	12
- DIC	—	—	508	78
- TW Xiaomi	—	—	91	14
- Xiaomi Communication	—	—	27,144	4,190
- BJ Xiaomi	—	—	275	43
- BJ Cheetah	—	—	6,712	1,036
- CD Xishanju	—	—	3,379	522
- BJ Kingsoft	—	—	7,969	1,230

Services provided by:
- DIC	—	4,106	10,764	1,662
- DCS	—	587	9,259	1,429
- Upwise	—	97	253	39

Purchases of equipment and property from:
- SZ Youpusi	61,202	80,059	3,577	553
- DCS	—	330	—	—
- ABC	266	—	—	—
- CD Xingpu	—	—	37,101	5,727

Loans provided to:
- Seller of Aipu Group	—	98,500	—	—
- BitCool Media	19,096	22,792	—	—
- SH Shibei	4,900	—	—	—
- Seller of iJoy	12,193	—	—	—

Repayment of loans:
- BitCool Media	1,219	35,380	—	—

Receipt of interest income from loan to:
- BitCool Media	—	1,553	—	—

Interest income from loan to:
- BitCool Media	861	956	1,211	187

Management service provided by:
- DCS	—	8,949	16,602	2,563

Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2015, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2016	112,472	17,363
2017	101,542	15,675
2018	56,453	8,715
2019	38,445	5,935
2020 and thereafter	187,622	28,964

	496,534	76,652

Parent Company
Related Party Transactions

The Company had the following related party balances as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	2,056,545	2,997,103	462,674
- 21Vianet Beijing	1,726	—	—
- Xi’an Holding	6,123	6,563	1,013
- Ventures	14,074	19,546	3,017
- Asia Cloud Technology	—	4,157	642
- WiFire Group	—	649	100
- Fastweb Technology	—	54,364	8,392
- 21V Mobile	—	71,031	10,965

	2,078,468	3,153,413	486,803

Amount due from related parties
Current:
- Seller of iJoy	24,476	25,974	4,010

Non-current:
- Seller of Aipu Group	70,000	70,000	10,806

Amount due to subsidiaries
- 21Vianet Technology	—	7	1
- 21Vianet Beijing	—	3,719	574
- 21Vianet China	—	2	1

	—	3,728	576

	December 31,
	2014	2015
	RMB	RMB	US$
Amount due to related parties
Current:
- Sellers of WiFire BJ &Yilong	2,970	2,970	459
- Sellers of Tianying	9,434	—	—
- Seller of Aipu Group	—	76,666	11,835
- Seller of Dermot Entities	205,380	205,800	31,770
- Seller of iJoy	50,506	61,436	9,484

	268,290	346,872	53,548

Non-current:
- Sellers of Tianying	17,585	16,350	2,524
- Seller of Aipu Group	67,531	11,034	1,703
- Seller of iJoy	18,392	—	—
- Seller of Dermot Entities	177,220	—	—

	280,728	27,384	4,227

Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2015, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2016	16,925	2,613
2017	17,348	2,678
2018	17,781	2,745
2019	18,226	2,813
2020 and thereafter	103,338	15,953

	173,618	26,802

Condensed Balance Sheets

Condensed balance sheets

	Note		As of December 31,
			2014	2015
			RMB	RMB	US$
ASSETS
Current assets
Cash			3,891	798,200	123,221
Restricted cash			100,000	—	—
Short-term investments			11,242	—	—
Prepaid expenses and other current assets			52,989	66,287	10,233
Amount due from a related party	(b	)	24,476	25,974	4,010
Amount due from subsidiaries	(b	)	2,078,468	3,153,413	486,803

Total current assets			2,271,066	4,043,874	624,267

Non-current assets
Investments in subsidiaries			2,659,202	2,565,783	396,089
Amount due from a related party	(b	)	70,000	70,000	10,806
Other non-current assets			27,900	6,123	945

Total non-current assets			2,757,102	2,641,906	407,840

Total assets			5,028,168	6,685,780	1,032,107

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			4,772	14,826	2,289
Account payables			—	5,929	914
Interest payable			7,390	7,829	1,209
Amount due to related parties	(b	)	268,290	346,872	53,548
Amount due to subsidiaries	(b	)	—	3,728	576
Bonds payable	(d	)	—	264,250	40,793

Total current liabilities			280,452	643,434	99,329

Non-current liabilities
Amount due to related parties	(b	)	280,728	27,384	4,227
Bonds payable	(d	)	2,264,064	2,000,000	308,747

Total non-current liabilities			2,544,792	2,027,384	312,974

Total liabilities			2,825,244	2,670,818	412,303

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 346,803,765 and 458,916,346 shares issued and outstanding as of December 31, 2014 and 2015, respectively)			23	30	4
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 49,430,544 and 63,596,248 shares issued and outstanding as of December 31, 2014 and 2015, respectively)			3	4	1
Additional paid-in capital			4,117,232	6,295,320	971,830
Accumulated other comprehensive loss			(65,754)	(24,236)	(3,741)
Accumulated deficit			(1,634,915)	(2,063,014)	(318,474)
Treasury stock			(213,665)	(193,142)	(29,816)

Total shareholders’ equity			2,202,924	4,014,962	619,804

Total liabilities and shareholders’ equity			5,028,168	6,685,780	1,032,107

Condensed Statements of Operations

Condensed statements of operations

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(16,741)	(125,859)	(166,662)	(25,729)
Changes in the fair value of contingent purchase consideration payables	(99,874)	(22,629)	(43,325)	(6,688)

Operating loss	(116,615)	(148,488)	(209,987)	(32,417)
Other income	(41,475)	(199,418)	(152,100)	(23,480)
Share of profits (losses) from subsidiaries and Consolidated VIEs	109,864	(574)	(66,012)	(10,190)

Loss before income taxes	(48,226)	(348,480)	(428,099)	(66,087)
Income tax expense	—	—	—	—

Net loss	(48,226)	(348,480)	(428,099)	(66,087)

Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive loss

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net loss	(48,226)	(348,480)	(428,099)	(66,087)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(21,357)	16,835	41,518	6,409

Other comprehensive loss, net of tax of nil:
Comprehensive loss	(69,583)	(331,645)	(386,581)	(59,678)

Comprehensive loss attributable to the Company’s ordinary shareholders	(69,583)	(331,645)	(386,581)	(59,678)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net cash used in operating activities	(26,630)	(23,952)	(26,621)	(4,110)
Net cash used in investing activities	(67,455)	(1,186,053)	(977,300)	(150,869)
Net cash generated from financing activities	670,670	623,214	1,798,230	277,599

Net increase (decrease) in cash	576,585	(586,791)	794,309	122,620
Cash at beginning of the year	14,097	590,682	3,891	601

Cash at end of the year	590,682	3,891	798,200	123,221